SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule Of Total Revenues And Long-Lived Assets By Geographic Area) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 3,541	$ 9,261
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	3,541	4,261
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 0	$ 5,000